Restricted Cash	9 Months Ended
Sep. 30, 2017
Restricted Cash [Abstract]
Restricted Cash
RESTRICTED CASH

Restricted cash consists of funds that are contractually restricted as to usage or withdrawal and have been presented separately from cash and cash equivalents on our Consolidated Balance Sheets. As of September 30, 2017 and December 31, 2016, restricted cash consisted of the following (in millions):

	September 30,	December 31,
	2017	2016
Current restricted cash
Liquefaction Project	$579	$358
CQP and cash held by guarantor subsidiaries	816	247
Total current restricted cash	$1,395	$605

Non-current restricted cash
Liquefaction Project	$48	$—